Fees Summary	Dec. 02, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,610,000,000
Previously Paid Amount	0
Total Fee Amount	246,491
Total Offset Amount	0
Net Fee	$ 246,491